Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

15. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

The Company is subject to market rate risks due to fluctuation of foreign currency exchange rates and interest rates. The Company manages these risks by using derivative financial instruments in accordance with established policies and procedures. The Company does not use derivative financial instruments for trading purposes. The credit risks associated with these instruments are not considered to be significant since the counterparties are financial institutions with high creditworthiness and the Company does not anticipate any such losses.

Foreign Currency Exchange Risks

The Company’s foreign currency exposure relates primarily to its foreign currency denominated assets in its international operations. The Company entered into foreign exchange forward contracts, foreign currency option contracts (collectively “foreign exchange contracts”), cross-currency swap contracts, and cross-currency interest rate swap contracts which are designated to mitigate its exposure to foreign currency exchange risks.

Interest Rate Risks

The Company is exposed to interest rate risks mainly inherent in its debt obligations with both fixed and variable rates. Debt obligations that are sensitive to interest rate changes are disclosed in Note 9. In order to hedge these risks, the Company uses interest rate swap contracts and cross-currency interest rate swap contracts to change the characteristics of its fixed and variable rate exposures.

Cash Flow Hedges

The accounting treatments of changes in the fair value of foreign exchange contracts, interest rate swap contracts and cross-currency interest rate swap contracts depend on whether derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges are reported in accumulated other comprehensive income (loss). As for foreign exchange contracts related to forecasted intercompany transactions, the amounts are subsequently reclassified into earnings when unrelated third party transactions occur. In the case of interest rate swap contracts, the amounts are reclassified into earnings when the related interest expense is recognized. In the case of cross-currency interest rate swap contracts, the amounts are reclassified into earnings through interest expense and foreign exchange gain (loss) when the related earning is recognized. The unrecognized net loss (net of tax) of approximately ¥68 million on derivatives included in accumulated other comprehensive income (loss) at March 31, 2013 will be reclassified into earnings within the next 12 months. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

Derivatives Not Designated as Hedging Instruments

The Company uses derivatives not designated as cash flow hedges in certain relationships, such as a part of foreign exchange contracts, cross-currency swap contracts, interest rate swap contracts, and cross-currency interest rate swap contracts, for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2013	2012	2013	2012	2013	2012	2013	2012
Derivatives designated as hedging instruments:
Interest rate swap contracts	¥—	¥—	¥—	¥—	¥110	¥299	¥19	¥84
Cross-currency interest rate swap contracts	—	90	—	—	—	—	—	—

Total derivatives designated as hedging instruments	¥—	¥90	¥—	¥—	¥110	¥299	¥19	¥84

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥248	¥342	¥—	¥—	¥3,372	¥2,155	¥—	¥6
Cross-currency swap contracts	60	131	16	66	3	43	6	20
Interest rate swap contracts	—	—	—	—	23	27	3	—
Cross-currency interest rate swap contracts	245	1,809	258	1,112	932	777	294	298

Total derivatives not designated as hedging instruments	¥553	¥2,282	¥274	¥1,178	¥4,330	¥3,002	¥303	¥324

Total	¥553	¥2,372	¥274	¥1,178	¥4,440	¥3,301	¥322	¥408

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2013:
Interest rate swap contracts	¥(76)	Interest expense	¥(316)
Cross-currency interest rate swap contracts	(468)	Interest expense	(43)
		Foreign exchange gain (loss)-net	(444)

Total	¥(544)		¥(803)

For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2013:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(9,680)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	(495)
Interest rate swap contracts	Other—net	(25)
Cross-currency interest rate swap contracts	Other—net	(3,035)

Total		¥(13,235)

For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

The amount of gain or loss related to the hedging ineffectiveness was not material for the year ended March 31, 2013, 2012 and 2011.